DARIN SMITH
Lead Director and
[ AXA EQUITABLE - LOGO ]	Associate General Counsel
(319) 573-2676
darin.smith@axa.us.com

September 20, 2018

VIA EDGAR
Securities and Exchange Commission 100 F Street, N.E.
Washington, D.C. 20549

Re: AXA Equitable Life Insurance Company

       Post-Effective Amendment No. 1 to Form S-3 Registration Statement

       Registration Statement No. 333-223714

       CIK 0000727920

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”), we are filing herewith, electronically via EDGAR, AXA Equitable’s Form S-3 Registration Statement (“Registration Statement”) under the Securities Act of 1933, as amended (“1933 Act”).

Please note that the prospectus supplement contained in the Registration Statement will also be filed separately by 497 on Form N-4 by Separate Account No. 49 of AXA Equitable.

Please contact the undersigned at (319) 573-2676 if you have any questions or comments.

Very truly yours,

/s/ Darin Smith

Darin Smith

AXA EQUITABLE LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104